Commitments and Contingencies - Schedule of Companies Commitments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	$ 4,555,000	$ 5,724,000
Commitments To Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	3,909,000	4,733,000
Financial Standby Letter Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	566,000	503,000
Other Standby Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet financial instruments	$ 80,000	$ 488,000